UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-8002
                                      ------------------------

                             KOREA EQUITY FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Two World Financial Center
                             Building B, 22nd Floor
                          New York, New York 10281-1712
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                Shigeru Shinohara
                             Korea Equity Fund, Inc.
                           Two World Financial Center
                             Building B, 22nd Floor
                          New York, New York 10281-1712
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:   October 31, 2007
                         -------------------

Date of reporting period:  May 1, 2007 - July 31, 2007
                          ----------------------------

Item 1.  Schedule of Investments

                             KOREA EQUITY FUND, INC.
                             SCHEDULE OF INVESTMENTS
                      IN SECURITIES OF UNAFFILIATED ISSUERS
                                  July 31, 2007


                                                                                                                              % of
                                                                                                     Market     Unrealized     Net
                                                                       Shares           Cost          Value   Gain or Loss  Assets
                                                                       ------           ----          -----   ------------  ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Halla Climate Control Corporation ............................        164,000   $  1,898,152   $  2,015,772   $    117,620     1.2
 Air control equipment
Hyundai Mobis.. ..............................................         22,250        682,692      2,420,188      1,737,496     1.4
                                                                                ------------   ------------   ------------    ----
 Automotive service components
Total Automotive Equipment and Parts .........................                     2,580,844      4,435,960      1,855,116     2.6
                                                                                ============   ============   ============    ====

Banking and Financial Services
Daewoo Securities Co., Ltd. ..................................        118,000      1,217,275      4,363,953      3,146,678     2.5
 Financial institution
Hana Financial Group Inc .....................................         53,934      1,141,815      2,933,268      1,791,453     1.7
 Commercial bank
Kookmin Bank .................................................         62,708      3,653,260      5,470,367      1,817,107     3.2
 Commercial bank
Macquarie Korea Infrastructure Fund. .........................        459,000      3,379,556      3,694,567        315,011     2.2
 Investment company
Shinhan Financial Group Co., Ltd. ............................         69,500      2,208,578      4,732,365      2,523,787     2.8
 Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd ..............................        144,700      3,034,654      3,753,842        719,188     2.2
                                                                                ------------   ------------   ------------    ----
 Diversified finance services
Total Banking and Financial Services .........................                    14,635,138     24,948,362     10,313,224    14.6
                                                                                ============   ============   ============    ====

Consumer Electronics
LG Electronics Inc ...........................................         65,300      4,031,986      5,533,116      1,501,130     3.3
 Digital display equipment
LG. Philips LCD Co., Ltd.+ ...................................        117,000      4,568,832      5,510,524        941,692     3.2
 Digital display equipment
Samsung Electronics Co., Ltd. ................................         18,958      4,306,844     12,661,350      8,354,506     7.4
                                                                                ------------   ------------   ------------    ----
 Consumer electronics, computers, and telecommunications
Total Consumer Electronics ...................................                    12,907,662     23,704,990     10,797,328    13.9
                                                                                ============   ============   ============    ====

Electrical Machinery
Samsung Corporation. .........................................         32,000        455,609      2,151,085      1,695,476     1.2
                                                                                ------------   ------------   ------------    ----
       Import/Export

Food and Beverages
Hite Brewery Co., Ltd. .......................................         29,000      3,863,484      3,832,599        (30,885)    2.2
 Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd. ............................          2,500      2,713,688      4,078,969      1,365,281     2.4
                                                                                ------------   ------------   ------------    ----
 Alcoholic and non-alcoholic beverages
Total Food and Beverages .....................................                     6,577,172      7,911,568      1,334,396     4.6
                                                                                ============   ============   ============    ====

Iron and Steel
POSCO. .......................................................         26,450      4,780,835     15,363,355     10,582,520     9.0
                                                                                ------------   ------------   ------------    ----
 Hot and cold rolled steel products

Machinery and Machine Tools
TSM Tech Co., Ltd. ...........................................         87,292      2,548,483      2,278,793       (269,690)    1.3
                                                                                ------------   ------------   ------------    ----
 Industrial Machinery

Miscellaneous Manufacturing
Hanjin Heavy Industries & Construction Co., Ltd ..............         98,130      1,368,086      8,325,600      6,957,514     4.9
 Constructs roadways, bridges, ports, industrial plants,
 and buildings
Hynix Semiconductor Inc.+ ....................................         76,000      1,794,127      3,108,283      1,314,156     1.8
      Semiconductors

                             KOREA EQUITY FUND, INC.
                             SCHEDULE OF INVESTMENTS
                      IN SECURITIES OF UNAFFILIATED ISSUERS
                                  July 31, 2007


                                                                                                                              % of
                                                                                                     Market     Unrealized     Net
                                                                       Shares           Cost          Value   Gain or Loss  Assets
                                                                       ------           ----          -----   ------------  ------
KT&G Corporation. ............................................         21,500   $    540,456   $  1,615,979   $  1,075,523     1.0
 Cigarettes and other tobacco products
STX Engine Co., Ltd. .........................................        132,500      3,984,558      9,483,331      5,498,773     5.5
                                                                                ------------   ------------   ------------    ----
 Diesel and specific engines for ships and munitions
Total Miscellaneous Manufacturing ............................                     7,687,227     22,533,193     14,845,966    13.2
                                                                                ============   ============   ============    ====

Oil and Gas
SK Energy Co., Ltd.+ .........................................         15,492        763,462      2,645,646      1,882,184     1.6
 Refines, markets, and distributes oil
S-Oil Corporation. ...........................................         23,000      1,116,343      2,018,926        902,583     1.1
                                                                                ------------   ------------   ------------    ----
 Petroleum and related products
Total Oil and Gas ............................................                     1,879,805      4,664,572      2,784,767     2.7
                                                                                ============   ============   ============    ====

Retail
CJ Home Shopping .............................................         35,000      2,557,721      2,954,261        396,540     1.7
 Miscellaneous products
Shinsegae Co., Ltd. ..........................................          6,660      1,426,328      4,375,526      2,949,198     2.6
                                                                                ------------   ------------   ------------    ----
 Department store chain
Total Retail .................................................                     3,984,049      7,329,787      3,345,738     4.3
                                                                                ============   ============   ============    ====

Services
Daewoo Shipbuilding & Marine Engineering Co., Ltd. ...........        127,000      4,703,195      8,343,721      3,640,526     4.9
       Shipbuilding
GS Engineering & Construction Corp.. .........................         46,000      2,914,005      6,904,878      3,990,873     4.0
 Contracts civil engineering and achitectural works
Hanjin Shipping Co., Ltd. ....................................         71,700      2,604,479      4,562,408      1,957,929     2.7
 Marine transportation
Hyundai Engineering & Construction Co., Ltd.+ ................         64,000      1,781,550      5,624,844      3,843,294     3.3
 General construction company
Infopia Co., Ltd.+ ...........................................         40,000      3,202,616      2,519,171       (683,445)    1.4
 Patient monitoring equipment
LG Corp ......................................................         48,000      1,324,353      2,751,509      1,427,156     1.6
 Holding company
Samsung Fire & Marine Insurance Co., Ltd. ....................         31,500      4,186,409      6,510,034      2,323,625     3.8
                                                                                ------------   ------------   ------------    ----
 Non-life insurance
Total Services ...............................................                    20,716,607     37,216,565     16,499,958    21.7
                                                                                ============   ============   ============    ====

Telecommunications
LG Dacom Corporation .........................................        163,000      2,598,951      4,716,158      2,117,207     2.8
 Internet services
SK Telecom Co., Ltd. .........................................          7,860      1,425,754      1,752,651        326,897     1.0
                                                                                ------------   ------------   ------------    ----
 Mobile telecommunications and paging services
Total Telecommunications .....................................                     4,024,705      6,468,809      2,444,104     3.8
                                                                                ============   ============   ============    ====

TOTAL KOREAN COMMON STOCKS ...................................                    82,778,136    159,007,039     76,228,903    92.9
                                                                                ------------   ------------   ------------    ----

                             KOREA EQUITY FUND, INC.
                             SCHEDULE OF INVESTMENTS
                      IN SECURITIES OF UNAFFILIATED ISSUERS
                                  July 31, 2007

                                                                                                                              % of
                                                                                                     Market     Unrealized     Net
                                                                       Shares           Cost          Value   Gain or Loss  Assets
                                                                       ------           ----          -----   ------------  ------

TOTAL INVESTMENTS                                                                $82,778,136   $159,007,039    $76,228,903    92.9
                                                                                ------------   ------------   ------------    ----

OTHER ASSETS LESS LIABILITIES, NET.                                                              12,077,802                    7.1
                                                                                               ------------                   ----

NET ASSETS                                                                                     $171,084,841                  100.0
                                                                                               ============                  =====


+   Non-Income Producing Security

* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 77,212,923. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 984,020.


                Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2007.

                Korean won                          KRW    919.35  =  $1.00

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.


By:  /s/ Shigeru Shinohara
   ------------------------
   Shigeru Shinohara, President
   (Principal Executive Officer)

Date:   September 7, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Rita Chopra-Brathwaite
   ----------------------------
   Rita Chopra-Brathwaite, Treasurer
   (Principal Financial Officer)

Date:   September 7, 2007